ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 90.9%
	AEROSPACE & DEFENSE - 2.0%
1,282	Elbit Systems Ltd.	$279,395

	ASSET MANAGEMENT - 1.0%
23,484	PSG Group Ltd.(a),	141,989

	BANKING - 27.8%
1	Banco de Credito e Inversiones S.A.	31
58,779	Banco del Bajio S.A.	144,581
270,998	Bank Central Asia Tbk P.T.	151,539
30,320	Bank Hapoalim BM	282,895
27,695	Bank Leumi Le-Israel BM	292,547
282,499	Bank Mandiri Persero Tbk P.T.	174,010
267,674	Bank Negara Indonesia Persero Tbk P.T.	169,944
134,364	Bank of the Philippine Islands	243,668
462,359	Bank Rakyat Indonesia Persero Tbk P.T.	154,968
99,724	BDO Unibank, Inc.	247,738
1,892	Commonwealth Bank of Australia	138,849
9,343	DNB Bank ASA	183,016
20,644	Grupo Financiero Banorte S.A.B. de C.V.	136,051
71,443	Grupo Financiero Inbursa S.A.B. de C.V.(a)	121,366
23,526	Investec Ltd.	143,450
46,936	Israel Discount Bank Ltd., Class A	279,498
1,001	Macquarie Group Ltd.	146,370
236,313	Metropolitan Bank & Trust Company	230,759
7,945	Mizrahi Tefahot Bank Ltd.	295,995
22,198	Regional S.A.B. de C.V.	133,969
1,338	Royal Bank of Canada	135,134
1,860	Toronto-Dominion Bank (The)	134,343
		3,940,721
	CHEMICALS - 2.0%
192,644	Alfa S.A.B. de C.V.	129,696
5,986	Sasol Ltd.(a),	148,981
		278,677

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 90.9% (Continued)
	ELECTRIC UTILITIES - 1.1%
3,147	Fortis, Inc.	$153,126

	ENGINEERING & CONSTRUCTION - 2.1%
484,025	Berkah Beton Sadaya Tbk P.T.(a)	143,242
740,350	Tower Bersama Infrastructure Tbk P.T.	153,369
		296,611
	FOOD - 4.1%
65,733	Lien Hwa Industrial Holdings Corporation	125,354
7,830	Mowi ASA	222,618
2,717	Salmar ASA	223,896
		571,868
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
271,885	Indah Kiat Pulp & Paper Corp Tbk P.T.	141,743

	GAS & WATER UTILITIES - 1.1%
19,917	APA Group	161,671

	INDUSTRIAL REIT - 2.1%
8,807	Goodman Group	149,200
1,940	Granite Real Estate Investment Trust	143,670
		292,870
	INDUSTRIAL SUPPORT SERVICES - 2.2%
24,659	Topco Scientific Company Ltd.	140,156
84,814	United Tractors Tbk P.T.	176,720
		316,876
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
2,428	ASX Ltd.	148,665

	INSURANCE - 4.6%
56,678	Fubon Financial Holding Company Ltd.	143,089
8,106	Gjensidige Forsikring ASA	174,210
27,647	Qualitas Controladora S.A.B. de C.V.	149,013
21,094	Storebrand ASA	184,935
		651,247

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 90.9% (Continued)
	LEISURE FACILITIES & SERVICES - 0.9%
60,928	Alsea S.A.B. de C.V.(a)	$133,208

	METALS & MINING - 9.8%
18,500	Allkem Ltd.(a)	160,102
26,443	Grupo Mexico S.A.B. de C.V. - Series B	123,853
16,207	IGO Ltd.	150,792
8,798	Impala Platinum Holdings Ltd.	114,957
4,115	Lithium Americas Corporation(a)	103,717
19,251	Lynas Rare Earths Ltd.(a)	124,577
481,920	Merdeka Copper Gold Tbk P.T.(a)	175,787
8,226	Northam Platinum Holdings Ltd.(a)	98,492
32,193	Sibanye Stillwater Ltd.	113,805
13,325	Thungela Resources Ltd.(a)	229,658
		1,395,740
	OIL & GAS PRODUCERS - 5.2%
5,744	Aker BP ASA	208,501
9,467	Cenovus Energy, Inc.	175,016
5,605	Equinor ASA	191,833
18,900	Whitecap Resources, Inc.	154,914
		730,264
	REAL ESTATE OWNERS & DEVELOPERS - 1.6%
1,011,134	Alliance Global Group, Inc.	228,389

	RETAIL - CONSUMER STAPLES - 3.0%
7,198	Clicks Group Ltd.	141,763
2,663	Dollarama, Inc.	148,045
38,709	Wal-Mart de Mexico S.A.B. de C.V. (a)	137,188
		426,996
	RETAIL - DISCRETIONARY - 1.0%
3,967	Wesfarmers Ltd.	138,474

	SEMICONDUCTORS - 1.8%
14,406	Sitronix Technology Corporation	125,875

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 90.9% (Continued)
	SEMICONDUCTORS - 1.8% (Continued)
7,244	Taiwan Semiconductor Manufacturing Company Ltd.	$132,246
		258,121
	SOFTWARE - 2.7%
87	Constellation Software, Inc.	136,922
1,955	Descartes Systems Group, Inc. (The)(a)	121,422
3,926	WiseTech Global Ltd.	125,560
		383,904
	SPECIALTY FINANCE - 1.1%
47,568	Transaction Capital Ltd.	152,242

	TECHNOLOGY HARDWARE - 4.0%
11,569	Advantech Company Ltd.	145,054
50,061	Gold Circuit Electronics Ltd.	140,993
16,670	Sinbon Electronics Company Ltd.	147,354
18,168	Unimicron Technology Corporation	131,313
		564,714
	TELECOMMUNICATIONS - 3.8%
11,457	MTN Group Ltd.	122,463
7,569	PLDT, Inc.	269,897
471,448	Telekomunikasi Indonesia Persero Tbk P.T.	149,903
		542,263
	TRANSPORTATION & LOGISTICS - 3.8%
10,162	Grupo Aeroportuario del Pacifico S.A.B. de C.V.	156,538
55,963	International Container Terminal Services, Inc.	230,567
1,750	Wan Hai Lines Ltd.	8,670
33,014	Yang Ming Marine Transport Corporation(a),	141,152
		536,927

	TOTAL COMMON STOCKS (Cost $13,072,103)	12,866,701

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 10.8%
	EQUITY - 10.8%
30,757	iShares MSCI India ETF	1,342,235

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 10.8% (Continued)
	EQUITY - 10.8% (Continued)
5,385	WisdomTree India Earnings Fund	$191,491
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,433,943)	1,533,726

	TOTAL INVESTMENTS - 101.7% (Cost $14,506,046)	$14,400,427
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(242,931)
	NET ASSETS - 100.0%	$14,157,496

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PT	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.